Revenue and Expenses - Headcount (Details) - employee	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	May 31, 2015
Disclosure of operating segments [line items]
Average employees over year	125,371	132,120	133,569,000,000
Employees at year-end	122,718	127,323	137,506,000,000
Percentage of female employees	37.70%	37.60%
GVT
Disclosure of operating segments [line items]
Employees at year-end				18,179
DTS
Disclosure of operating segments [line items]
Employees at year-end				1,818
Others
Disclosure of operating segments [line items]
Average employees over year	9,824	12,975	17,877,000,000
Employees at year-end	8,541	10,276	17,364,000,000
Telefónica Spain | Operating segments
Disclosure of operating segments [line items]
Average employees over year	28,084	30,214	31,354,000,000
Employees at year-end	27,291	28,772	32,171,000,000
Number of employees with disabilities	842	239
Telefónica United Kingdom | Operating segments
Disclosure of operating segments [line items]
Average employees over year	6,776	7,454	7,677,000,000
Employees at year-end	6,687	7,075	7,616,000,000
Telefónica Germany | Operating segments
Disclosure of operating segments [line items]
Average employees over year	8,653	8,341	9,941,000,000
Employees at year-end	8,535	8,517	8,557,000,000
Telefónica Brazil | Operating segments
Disclosure of operating segments [line items]
Average employees over year	33,991	34,247	28,488,000,000
Employees at year-end	34,125	33,782	33,847,000,000
Telefónica Hispanoamérica | Operating segments
Disclosure of operating segments [line items]
Average employees over year	38,043	38,889	38,232,000,000
Employees at year-end	37,539	38,901	37,951,000,000